Goodwill (Tables)	12 Months Ended
Sep. 30, 2025
Intangible assets and goodwill [abstract]
Disclosure of movements in goodwill
The movements in goodwill were as follows:

	Western and Southern Europe	U.S. Commercial and State Government	U.S. Federal	Canada	Scandinavia, Northwest and Central- East Europe[1]	U.K. and Australia	Germany	Finland, Poland and Baltics	Asia Pacific	Total
	$	$	$	$	$	$	$	$	$	$
As at September 30, 2024	1,635,707	1,298,257	1,484,296	1,142,148	2,021,014	980,940	—	637,177	270,837	9,470,376
Goodwill reallocation	—	—	—	—	(733,992)	—	733,992	—	—	—
Business acquisitions (Note 27)	217,519	237,886	47,507	28,750	—	1,143,403	45,702	—	—	1,720,767
Foreign currency translation adjustment	143,498	35,124	46,908	—	125,423	81,110	68,568	54,312	(1,304)	553,639
As at September 30, 2025	1,996,724	1,571,267	1,578,711	1,170,898	1,412,445	2,205,453	848,262	691,489	269,533	11,744,782
[1] As at September 30, 2024, the goodwill of Scandinavia and Central Europe of $1,462,970 and Northwest and Central-East Europe of $558,044, under the old management structure, were combined for presentation purposes.
Key assumptions for cash-generating units
The key assumptions for the CGUs are disclosed in the following tables for the years ended September 30:

2025	Western and Southern Europe	U.S. Commercial and State Government	U.S. Federal	Canada	Scandinavia, Northwest and Central- East Europe	U.K. and Australia	Germany	Finland, Poland and Baltics	Asia Pacific
	%	%	%	%	%	%	%	%	%
Pre-tax WACC	9.7	11.3	11.4	9.1	8.5	11.1	10.1	9.9	15.9
Long-term growth rate of net operating cash flows[1]	2.0	2.0	2.0	2.0	2.0	2.0	1.9	2.0	2.0

2024	Western and Southern Europe	U.S. Commercial and State Government	U.S. Federal	Canada	Scandinavia and Central Europe	U.K. and Australia	Northwest and Central-East Europe	Finland, Poland and Baltics	Asia Pacific
	%	%	%	%	%	%	%	%	%
Pre-tax WACC	10.3	11.4	10.3	10.9	10.0	11.5	10.2	10.3	17.8
Long-term growth rate of net operating cash flows[1]	2.0	2.0	2.0	2.0	2.0	2.0	2.0	2.0	2.0
[1] The long-term growth rate is based on the lower of published industry research growth and 2.0%.